BUSINESS COMBINATIONS AND ASSET ACQUISITIONS	12 Months Ended
Dec. 31, 2024
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS

5.    BUSINESS COMBINATIONS AND ASSET ACQUISITIONS

2023 Fourth Quarter Acquisition

Asset acquisition

On November 2, 2023, the Company completed its acquisitions in Land of Lincoln Dispensary LLC (“Land of Lincoln”) through a membership interest purchase agreement. As part of the purchase accounting for this acquisition, the Company recorded intangible assets of $200, which was associated with two conditional adult use dispensary licenses that allow for the retail sales of cannabis. The amortization period for the licenses was determined to be 15 years, which reasonably reflects the useful lives of the assets.

The Land of Lincoln acquisition did not meet the definition of a business according to ASC 805 and as such, it was recorded as an asset acquisition. Purchase consideration for the acquisition was $200, paid in cash, all of which was allocated to intangible assets - licenses.